Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

20.1 Capital expenditure commitments

The Company did not have capital expenditure commitments at the reporting date.

20.2 Operating expenditure commitments

The Company has committed rental expense of AED 216,200 ($58,878) as of December 31, 2024 (2023 — AED 190,225).

20.3 Contingent liabilities

	December 31, 2024		December 31, 2023
	USD	AED	AED
Labor guarantees	34,041	125,000	125,000